S-K 1602, SPAC Registered Offerings	May 22, 2026
Spac Offering Forepart Line Items
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of March 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming No Full Exercise of Over-Allotment Option
$7.18	$6.60	$3.40	$5.72	$4.28	$4.23	$5.77	$1.16	$8.84
Assuming Exercise of Over-Allotment Option
$7.18	$6.60	$3.40	$5.71	$4.29	$4.19	$5.81	$1.03	$8.97

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	$100,000,000 of the net proceeds of this offering and the sale of the private units (or $115,000,000 if the over-allotment option is exercised in full), or $10.00 per unit sold to the public in this offering (regardless of whether or not the over-allotment option is exercised in full or part) will be placed in a trust account established by Odyssey, our transfer agent, and maintained by Odyssey acting as trustee pursuant to an agreement to be signed on the date of this prospectus. These proceeds include $3,500,000 (or $4,025,000 if the underwriters’ over-allotment option is exercised in full) payable to the underwriters as deferred underwriting discounts and commissions upon the consummation of the initial business combination. Pursuant to the investment management trust agreement that will govern the investment of such funds, the trustee, upon our written instructions, will direct Odyssey to invest the funds as set forth in such written instructions and to custody the funds while invested and until otherwise instructed in accordance with the investment management trust agreement. The remaining $525,000 of net proceeds of this offering and the sale of the private units will not be held in the trust account.Except as set forth below, the proceeds held in the trust account will not be released until the earlier of: (1) the completion of our initial business combination within the required time period and (2) our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, unless and until our initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement in connection with our initial business combination.

Notwithstanding the foregoing, there will be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations (other than excise tax). With these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering and the sale of the private units not held in the trust account (estimated to initially be $525,000); provided, however, that in order to meet our working capital needs following the consummation of this offering if the funds not held in the trust account are insufficient, our initial shareholders, officers and directors or their affiliates may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $300,000 of the notes may be converted upon consummation of our business combination into private units at a price of $10.00 per unit. If we do not complete a business combination, the loans would be repaid out of funds not held in the trust account, and only to the extent available.
SPAC, Securities Offered, Material Terms [Text Block]	10,000,000 units, at $10.00 per unit, each unit consisting of one ordinary share, one warrant entitling the holder thereof to purchase one ordinary share at a price of $11.50 per share, subject to adjustment as described in this prospectus and one right to receive one ordinary share upon the consummation of an initial business combination.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
SB Capital Holding Corporation	$10,000 per month	Office space, administrative and shared personnel support services

	3,833,333 Ordinary Shares(1)(2)	$25,000

	143,250 Private Placement Units to be purchased simultaneously with the closing of this offering (or up to 150,000 units if the underwriters’ over-allotment option is exercised in full)	$1,432,500 (or up to $1,500,000 if the underwriters’ over-allotment option is exercised in full)

	Up to $600,000	Repayment of loans made to us to cover offering related and organizational expenses.

	Repayment of working capital loans which may be made by our initial shareholders, officers and directors or their affiliates to finance transaction costs in connection with an initial business combination (1) through a portion of the funds not held in the trust account, and only to the extent available, if the initial business combination does not close, or (2) upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $300,000 of the working capital loans may be converted upon consummation of our business combination into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

(1)	Including an aggregate of up to 500,000 shares subject to forfeiture by our sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the initial shareholders will own 25.0% of the Company’s issued and outstanding shares after the consummation of this offering (without given effect to the sale of the private units, the Representative Shares and assuming our initial shareholders do not purchase units in this offering).

(2)	If we increase the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share recapitalization immediately prior to the consummation of the offering in such amount as to maintain our initial shareholders’ ownership at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (without given effect to the sale of the private units, the Representative Shares and assuming our initial shareholders do not purchase units in this offering).

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per unit, assuming no value is attributed to the warrants or the rights, and the NTBV per ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of ordinary shares that may be redeemed for cash), by the number of outstanding ordinary shares. Such calculation does not reflect any dilution associated with the issuance of the ordinary shares underlying the rights or the sale and exercise of warrants, which would cause actual dilution to the public shareholder to be higher, particularly where a cashless exercised is utilized.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our insiders will directly or indirectly own 3,833,333 insider shares (up to 500,000 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, the $0.0065 per share nominal price (or $0.0075 per share nominal price if 500,000 shares are forfeited upon the exercise of the over-allotment option in full) that our initial shareholders paid for the insider shares creates an incentive whereby our sponsor, directors and officers could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors. In addition, in the event we do not consummate a business combination within the prescribed period, the insider shares, private units and their underlying securities will expire worthless, which could create an incentive our initial shareholders to complete any transaction, regardless of its ultimate value.Commencing on the date that our securities are first listed on NYSE through the earlier of consummation of our initial business combination and our liquidation, we will reimburse our sponsor in an amount equal to $10,000 per month for office space, utilities and secretarial and administrative support made available to us.Each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.None of our officers or directors are required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.Since December 2, 2024, Mr. Kin (Stephen) Sze, our Chief Executive Officer has served as the Chief Financial Officer of Metal Sky Star Acquisition Corp (Nasdaq: MSSA, MSSAR, MSSAU, MSSAW), a Nasdaq-listed SPAC currently in the process of identifying a target company. Mr. Sze is a minority beneficial owner of Nova Vision Acquisition Corporation (“Nova Vision”), previously listed on Nasdaq (Nasdaq: NOVV, NOVVR, NOVVU, NOVVW). In addition, Poseidon Ocean Corporation, a British Virgin Islands company controlled by Mr. Sze and a 99.48% shareholder of our sponsor, is an advisor to the board of Nova Vision. Nova Vision completed its business combination in November 2024. In addition, Mr. Sze was the chief executive officer and director of another SPAC, Proficient Alpha Acquisition Corp (“PAAC”), from March 2019 to June 2020. PAAC completed a business combination with Lion Group Holding Limited (Nasdaq: LGHL) in June 2020. Since both SPACs with which Mr. Sze is or was affiliated to have either identified an acquisition target or completed a business combination transaction, we do not believe, that any of his fiduciary duties or contractual obligations would materially undermine our ability to complete our business combination.Each SPAC operates independently and Mr. Kin (Stephen) Sze is required to present potential acquisition opportunities to each SPAC based on the specific investment objectives, industry focus, size parameters, and other criteria set forth in the governing documents of the respective SPACs. Additionally, in circumstances where an opportunity could reasonably fall within the mandate of more than one SPAC, Mr. Kin (Stephen) Sze follows standard conflict-resolution and allocation procedures which include consulting with the respective SPAC boards and sponsors to determine the appropriate allocation consistent with fiduciary duties and applicable policies, and that the sponsor and affiliated persons are subject to fiduciary duties under applicable law and contractual obligations, in which conflicts are addressed through recusal of conflicted individuals, review by independent directors where appropriate, and documentation of the basis for allocation decisions.

Additionally, acquisition opportunities are generally allocated based on objective criteria such as investment strategy, geographic focus, industry focus, transaction size, and stage of development specified in the applicable SPAC’s governing documents and offering materials. Where an opportunity falls within the investment mandate of more than one affiliated SPAC, allocation decisions are made in good faith by the sponsor and relevant fiduciaries based on factors including relative capital availability, timing considerations (including remaining life of the SPAC), likelihood of consummating a transaction, and the best interests of the applicable SPAC and its shareholders.

In furtherance of the above, Mr. Kin (Stephen) Sze has also disclosed that he has worked as an Advisor for DT Cloud Acquisition Corp. and as the current Chief Financial Officer for Metal Sky Star Acquisition Corp.Each of our officers and directors presently has, and in the future any of our directors and our officers may have, additional fiduciary or contractual obligations to other entities, pursuant to which such officer or director is or will be required to present acquisition opportunities to such entity. Accordingly, subject to his or her fiduciary duties under British Virgin Islands laws, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she may need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under British Virgin Islands laws. Our amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under British Virgin Islands laws, we renounce our interest or expectancy in any corporate opportunity offered to any officer or director and such opportunity is one we are legally and contractually permitted to undertake and would otherwise be reasonable for us to pursue. However, based on the existing relationships of our sponsor, directors and officers, their level of financial investment in us and the potential loss of such investment if no business combination is consummated, the fact that we may consummate a business combination with a target in a wide range of industries, and that both SPACs with which Mr. Kin (Stephen) Sze, our Chief Executive Officer is or was affiliated to, have either identified an acquisition target or completed a business combination transaction, we do not believe, that any fiduciary duties or contractual obligations of our directors or officers would materially undermine our ability to complete our business combination.

Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

Our officers and directors will not receive distributions from the trust account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our initial shareholders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our officers and directors may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, directors or members of our management team; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows. This table gives effect to the limitation under our amended and restated memorandum and articles of association that will prohibit redemptions in an amount that would cause our net tangible assets, after payment of the deferred underwriting commissions, to be less than $5,000,001:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Adjusted Maximum Redemptions under $5,000,001 limitation
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.15)	(0.13)	(0.15)	(0.13)	(0.15)	(0.13)	(0.15)	(0.13)	(0.15)	(0.13)
Increase attributable to public shareholders	7.33	7.31	6.75	6.73	5.87	5.84	4.38	4.32	1.31	1.16
Pro forma net tangible book value after this offering and the sale of the private placement units	7.18	7.18	6.60	6.60	5.72	5.71	4.23	4.19	1.16	1.03
Dilution to public shareholders	$2.82	$2.82	$3.40	$3.40	$4.28	$4.29	$5.77	$5.81	$8.84	$8.97
Percentage of dilution to public shareholders	28.20%	28.20%	34.00%	34.00%	42.80%	42.90%	57.70%	58.10%	88.40%	89.70%

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Adjusted Maximum Redemptions under $5,000,001 limitation
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(514,298)	$(514,298)	$(514,298)	$(514,298)	$(514,298)	$(514,298)	$(514,298)	$(514,298)	$(514,298)	$(514,298)
Net proceeds from this offering and the sale of the private placement units(1)	100,525,000	115,525,000	100,525,000	115,525,000	100,525,000	115,525,000	100,525,000	115,525,000	100,525,000	115,525,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	183,978	183,978	183,978	183,978	183,978	183,978	183,978	183,978	183,978	183,978
Less: Deferred underwriting commissions(3)	3,500,000	4,025,000	3,500,000	4,025,000	3,500,000	4,025,000	3,500,000	4,025,000	3,500,000	4,025,000
Less: Amounts paid for redemptions(2)	—	—	(22,923,670)	(26,542,420)	(45,847,340)	(53,084,840)	(68,771,000)	(79,627,250)	(91,694,670)	(106,169,670)
	$96,694,680	$111,169,680	$73,771,010	$84,627,260	$50,847,340	$58,084,840	$27,923,680	$31,542,430	$5,000,010	$5,000,010

Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	-	(500,000)	-	(500,000)	-	(500,000)	-	(500,000)	-
Ordinary shares offered and sale of private placement units	10,143,250	11,650,000	10,143,250	11,650,000	10,143,250	11,650,000	10,143,250	11,650,000	10,143,250	11,650,000
Less: Ordinary shares redeemed	—	—	2,292,367	2,654,242	4,584,734	5,308,484	6,877,100	7,962,725	9,169,467	10,616,967
	13,476,583	15,483,333	11,184,216	12,829,091	8,891,849	10,174,849	6,599,483	7,520,608	4,307,116	4,866,366

(1)	Expenses applied against gross proceeds include offering expenses of approximately $457,500 and underwriting commissions of $450,000 in the aggregate, payable to AGP (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.
(3)	Additionally, the underwriting discount of gross proceeds of the Offering, of which (i) $450,000 (or $517,500 if the underwriters’ over-allotment option is exercised in full) in Cash and 150,000 Representative Shares without over-allotment (or 170,000 Representative Shares with over-allotment), will be paid at the Closing; and (ii) deferred underwriting commissions in an amount equal to 3.5% of the gross proceeds of this initial public offering remaining in the trust account at the closing of the initial business combination. The deferred underwriting commissions as set forth herein shall be calculated solely with respect to the gross proceeds of the Offering remaining in the trust account at the closing of the initial business combination, and no backstop, PIPE or other non-Offering financing shall be included in such calculation. The number of Representative Shares shall be reduced, if necessary, to comply with FINRA rules or regulations. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]	The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus, (iv) no value is attributed to the warrants or the rights, and (v) no additional securities will be issued in connection with the conversion of any working capital loans into working capital units or in connection with additional financing sought to facilitate an initial business combination, and (B) assume the issuance of 10,000,000 ordinary shares (or 11,500,000 ordinary shares if the over-allotment option is exercised in full) and 3,833,333 insider shares (up to 500,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants or rights as the warrants and rights are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants and rights would cause the actual dilution to the public shareholders to be higher.